BARON

FUNDS®

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Supplement dated May 14, 2013

to Statement of Additional Information dated January 28, 2013

Effective May 7, 2013, Anita Rosenberg is a Trustee of Baron Investment Funds Trust.

Effective May 7, 2013, the Statement of Additional Information of the Baron Funds® (the “Funds”) is modified as follows:

On page 20 of the Statement of Additional Information, Ms. Rosenberg’s information is added to the Independent Trustees table as follows:

Name, Address & Age	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trustee/ Directorships During Past 5 Years
Anita Rosenberg(4),(5) 1235 N. Astor Street Chicago, Illinois 60610 Age: 49	Trustee	<1 year (appointed 5/2013)	Partner, Portfolio Manager: Aurora Investment Management (formerly known as Harris Alternatives, LLC) (1999-2009); Senior Advisor: Magnetar Capital (2011-2012); Trustee: Baron Investment Funds Trust, Baron Select Funds (5/13-Present).	12	Director: Golub Business Development Company (2011-Present).

On page 23 of the Statement of Additional Information, the following paragraph is added underneath the fourth full paragraph:

Anita Rosenberg – Ms. Rosenberg has been a Trustee of the Trust and the Board of the mutual funds of Baron Select Funds for less than one year. She was appointed as Trustee in May of 2013. In addition to her tenure as a Trustee of the Baron mutual funds, Ms. Rosenberg serves on the board of the Golub Business Development Company. Ms. Rosenberg was a senior advisor to Magnetar Capital, a multi-strategy hedge fund. Ms. Rosenberg was a partner and portfolio manager of Harris Alternatives, LLC, and its predecessor, Harris Alternatives, L.P., from 1999 until her retirement in 2009.

On page 25 of the Statement of Additional Information, the following information is inserted in the table under “Trustee Ownership of Fund Shares:”

Anita Rosenberg	Baron Asset Fund	$0	None
	Baron Growth Fund	$0	None
	Baron Small Cap Fund	$0	None
	Baron Opportunity Fund	$0	None
	Baron Fifth Avenue Growth Fund	$0	None

On page 25 of the Statement of Additional Information, the following information is inserted under “Independent Trustees:” in the table under “Compensation:”

Anita Rosenberg	$0	N/A	N/A	$0

This information supplements the Statement of Additional Information dated January 28, 2013. This Supplement and the Statement of Additional Information constitute a current statement of additional information. To request another copy of the Prospectus and Statement of Additional Information, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.